GUARANTOR FINANCIAL STATEMENTS: (Details 3) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Current assets:
Cash and cash equivalents	$ 321.5	$ 324.1	$ 286.2	$ 457.8
Accounts receivable, net	454.1	436.8
Inventories	674.3	541.8
Deferred income taxes	10.2	82.6
Prepaid expenses and other current assets	75.1	79.2
Assets of discontinued operations		154.1
Total current assets	1,535.2	1,618.6
Property, plant and equipment, net	1,618.5	1,566.9	1,635.6
Goodwill	849.6	877.1	939.2
Other intangible assets, net	509.7	587.6
Deferred financing costs, net	14.3	17.2
Deferred income taxes	19.3	18.4
Other assets	41.0	38.5
Total assets	4,587.6	4,724.3
Current liabilities:
Accounts payable	249.1	249.6
Income taxes payable	45.8	20.2
Accrued compensation	161.4	165.2
Accrued expenses and other current liabilities	129.6	164.9
Deferred income taxes	3.8	2.6
Long-term debt, current portion	250.5	465.7
Liabilities of discontinued operations		27.6
Total current liabilities	840.2	1,095.8
Long-term debt	1,437.2	1,695.3
Pension and related liabilities	450.7	399.6
Deferred income taxes	86.5	77.9
Other liabilities	100.6	104.3
Total liabilities	2,915.2	3,372.9
Restricted stock units	14.0	10.1
Rockwood Holdings, Inc. stockholders' equity:
Common stock	0.8	0.8
Paid-in capital	1,222.2	1,202.6
Accumulated other comprehensive income	10.1	132.7	204.5	204.0
Retained (deficit) earnings	128.5	(282.8)
Treasury stock, at cost	(1.4)	(1.4)
Total Rockwood Holdings, Inc. stockholders' equity	1,360.2	1,051.9
Noncontrolling interest	298.2	289.4
Total equity	1,658.4	1,341.3	1,140.8	1,138.9
Total liabilities and equity	4,587.6	4,724.3
Parent Company Guarantor
Current assets:
Cash and cash equivalents	42.7	32.6
Total current assets	42.7	32.6
Investment in subsidiaries	1,286.5	997.6
Intergroup receivables	45.0	31.5
Deferred income taxes		0.3
Total assets	1,374.2	1,062.0
Current liabilities:
Restricted stock units	14.0	10.1
Rockwood Holdings, Inc. stockholders' equity:
Common stock	0.8	0.8
Paid-in capital	1,222.2	1,202.6
Accumulated other comprehensive income	10.1	132.7
Retained (deficit) earnings	128.5	(282.8)
Treasury stock, at cost	(1.4)	(1.4)
Total Rockwood Holdings, Inc. stockholders' equity	1,360.2	1,051.9
Total equity	1,360.2	1,051.9
Total liabilities and equity	1,374.2	1,062.0
Non-Guarantor RSCI
Current assets:
Investment in subsidiaries	1,286.5	997.6
Total assets	1,286.5	997.6
Rockwood Holdings, Inc. stockholders' equity:
Paid-in capital	1,146.5	1,146.6
Accumulated other comprehensive income	10.7	133.3
Retained (deficit) earnings	129.3	(282.3)
Total Rockwood Holdings, Inc. stockholders' equity	1,286.5	997.6
Total equity	1,286.5	997.6
Total liabilities and equity	1,286.5	997.6
Non-Guarantor RSII
Current assets:
Investment in subsidiaries	1,288.3	999.6
Total assets	1,288.3	999.6
Current liabilities:
Deferred income taxes		0.1
Total current liabilities		0.1
Deferred income taxes		0.1
Other liabilities	1.8	1.8
Total liabilities	1.8	2.0
Rockwood Holdings, Inc. stockholders' equity:
Paid-in capital	1,060.1	1,060.2
Accumulated other comprehensive income	11.3	133.9
Retained (deficit) earnings	215.1	(196.5)
Total Rockwood Holdings, Inc. stockholders' equity	1,286.5	997.6
Total equity	1,286.5	997.6
Total liabilities and equity	1,288.3	999.6
Issuer
Current assets:
Cash and cash equivalents		1.5	19.8	272.7
Deferred income taxes		68.5
Prepaid expenses and other current assets		3.2
Total current assets		73.2
Investment in subsidiaries	1,024.5	876.3
Intergroup receivables	1,684.8	1,882.9
Deferred financing costs, net	1.0	1.5
Deferred income taxes		6.8
Total assets	2,710.3	2,840.7
Current liabilities:
Accrued expenses and other current liabilities	10.4	37.9
Deferred income taxes	2.9
Long-term debt, current portion	195.7	375.1
Total current liabilities	209.0	413.0
Long-term debt	1,174.2	1,380.4
Intergroup payable	15.6	23.6
Deferred income taxes	13.6	13.5
Other liabilities	9.6	10.6
Total liabilities	1,422.0	1,841.1
Rockwood Holdings, Inc. stockholders' equity:
Paid-in capital	1,044.0	1,044.0
Accumulated other comprehensive income	13.1	135.7
Retained (deficit) earnings	231.2	(180.1)
Total Rockwood Holdings, Inc. stockholders' equity	1,288.3	999.6
Total equity	1,288.3	999.6
Total liabilities and equity	2,710.3	2,840.7
Guarantor Subsidiaries
Current assets:
Cash and cash equivalents	234.5	239.4	275.5	235.1
Accounts receivable, net	81.5	72.2
Inventories	134.6	106.3
Deferred income taxes	4.0	5.7
Prepaid expenses and other current assets	4.5	14.4
Assets of discontinued operations		3.0
Total current assets	459.1	441.0
Property, plant and equipment, net	258.1	228.6
Investment in subsidiaries	388.6	258.1
Goodwill	17.1	17.9
Intergroup receivables	163.9	165.6
Other intangible assets, net	66.4	79.7
Deferred financing costs, net	3.3	3.4
Deferred income taxes	8.7	3.5
Other assets	0.9	1.0
Total assets	1,366.1	1,198.8
Current liabilities:
Accounts payable	57.3	35.0
Income taxes payable	0.1
Accrued compensation	40.6	55.8
Accrued expenses and other current liabilities	26.6	19.0
Total current liabilities	124.6	109.8
Pension and related liabilities	20.9	13.6
Intergroup payable	1,024.4	964.0
Other liabilities	24.4	19.7
Total liabilities	1,194.3	1,107.1
Rockwood Holdings, Inc. stockholders' equity:
Common stock	190.6	190.6
Paid-in capital	501.5	492.7
Accumulated other comprehensive income	3.9	12.6
Retained (deficit) earnings	(524.2)	(604.2)
Total Rockwood Holdings, Inc. stockholders' equity	171.8	91.7
Total equity	171.8	91.7
Total liabilities and equity	1,366.1	1,198.8
Non-Guarantor Subsidiaries
Current assets:
Cash and cash equivalents	298.1	267.9	244.9	190.1
Accounts receivable, net	372.6	364.6
Inventories	539.7	435.5
Deferred income taxes	9.1	8.5
Prepaid expenses and other current assets	70.6	61.6
Assets of discontinued operations		151.1
Total current assets	1,290.1	1,289.2
Property, plant and equipment, net	1,360.4	1,338.3
Goodwill	832.5	859.2
Intergroup receivables	159.1	116.2
Other intangible assets, net	443.3	507.9
Deferred financing costs, net	10.0	12.3
Deferred income taxes	19.3	12.3
Other assets	40.1	37.5
Total assets	4,154.8	4,172.9
Current liabilities:
Accounts payable	191.8	214.6
Income taxes payable	45.7	20.2
Accrued compensation	120.8	1,094.0
Accrued expenses and other current liabilities	92.6	108.0
Deferred income taxes	3.8	2.6
Long-term debt, current portion	54.8	90.6
Liabilities of discontinued operations		27.6
Total current liabilities	509.5	573.0
Long-term debt	263.0	314.9
Pension and related liabilities	429.8	386.0
Intergroup payable	1,266.6	1,425.9
Deferred income taxes	81.6	68.8
Other liabilities	64.8	72.2
Total liabilities	2,615.3	2,840.8
Rockwood Holdings, Inc. stockholders' equity:
Common stock	164.7	164.7
Paid-in capital	552.3	571.1
Accumulated other comprehensive income	121.2	97.7
Retained (deficit) earnings	403.1	209.2
Total Rockwood Holdings, Inc. stockholders' equity	1,241.3	1,042.7
Noncontrolling interest	298.2	289.4
Total equity	1,539.5	1,332.1
Total liabilities and equity	4,154.8	4,172.9
Eliminations
Current assets:
Cash and cash equivalents	(253.8)	(217.3)	(254.0)	(240.1)
Deferred income taxes	(2.9)	(0.1)
Total current assets	(256.7)	(217.4)
Investment in subsidiaries	(5,274.4)	(4,129.2)
Intergroup receivables	(2,052.8)	(2,196.2)
Deferred income taxes	(8.7)	(4.5)
Total assets	(7,592.6)	(6,547.3)
Current liabilities:
Deferred income taxes	(2.9)	(0.1)
Total current liabilities	(2.9)	(0.1)
Intergroup payable	(2,306.6)	(2,413.5)
Deferred income taxes	(8.7)	(4.5)
Total liabilities	(2,318.2)	(2,418.1)
Rockwood Holdings, Inc. stockholders' equity:
Common stock	(355.3)	(355.3)
Paid-in capital	(4,304.4)	(4,314.6)
Accumulated other comprehensive income	(160.2)	(513.2)
Retained (deficit) earnings	(454.5)	1,053.9
Total Rockwood Holdings, Inc. stockholders' equity	(5,274.4)	(4,129.2)
Total equity	(5,274.4)	(4,129.2)
Total liabilities and equity	$ (7,592.6)	$ (6,547.3)